Operations - Shareholding structure (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IntelAzul S.A. (*)
Disclosure of subsidiaries [line items]
Name of subsidiary	IntelAzul S.A. (*)
Description of nature of entity's operations and principal activities	Frequent-flyer program
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Linhas Aéreas Brasileiras S.A. (ALAB)
Description of nature of entity's operations and principal activities	Airline operations
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Conecta Ltda. (Conecta)
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Conecta Ltda. (Conecta)
Description of nature of entity's operations and principal activities	Airline operations
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	100.00%	100.00%
ATS Viagens e Turismo Ltda.
Disclosure of subsidiaries [line items]
Name of subsidiary	ATS Viagens e Turismo Ltda.
Description of nature of entity's operations and principal activities	Travel packages
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	99.90%	99.90%
Cruzeiro Participações S.A.
Disclosure of subsidiaries [line items]
Name of subsidiary	Cruzeiro Participações S.A.
Description of nature of entity's operations and principal activities	Holding of equity interests in other companies
Principal place of business of subsidiary	Brazil
Equity interest owned (as a percentage)	99.90%	99.90%
Azul Investments LLP
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Investments LLP
Description of nature of entity's operations and principal activities	Funding
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul SOL LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul SOL LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Finance 2 LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Finance 2 LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Blue Sabiá LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Blue Sabiá LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Investments LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Investments LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Canela Turbo Three LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Canela Turbo Three LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%
Azul Saira LLC
Disclosure of subsidiaries [line items]
Name of subsidiary	Azul Saira LLC
Description of nature of entity's operations and principal activities	Aircraft financing
Principal place of business of subsidiary	USA
Equity interest owned (as a percentage)	100.00%	100.00%